Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Concentrations [Abstract]
Concentrations

 Note 13:  Concentrations

For the three and nine months ended September 30, 2011, approximately 59% and 62%, respectively, of the Company's net revenues were derived from customers in the United States and approximately 41% and 38%, respectively, of the Company's net revenues were derived from international customers.   For the three and nine months ended September 30, 2010, approximately 75% and 66%, respectively, of the Company's net revenues were derived from customers in the United States and approximately 25% and 34%, respectively, of the Company's net revenues were derived from international customers.

The following is a schedule of revenue by geographic location (in thousands):

	Three Months Ended September 30, (unaudited)		Nine Months Ended September 30, (unaudited)
	2011	2010	2011	2010
North and South America	$5,029	$6,295	$13,565	$15,244
Europe, Middle East, and Africa	1,734	559	5,501	5,361
Asia Pacific	1,500	1,402	2,087	1,890
Total	$8,263	$8,256	$21,153	$22,495

The Company purchases principally all of its silicon wafers from a single supplier located in Taiwan.

Note 15 - CONCENTRATIONS

The Company had one customer that accounted for approximately 13% and 12% of its net revenue in 2010 and 2009, respectively. The Company had two customers that accounted for approximately 11% of its net revenue in 2008.

For the year ended December 31, 2010, approximately 66% of the company's net revenues were derived from customers in the United States and approximately 34% of the Company's net revenues were derived from international customers.   For the year ended December 31, 2009, approximately 57% of the Company's net revenues were derived from customers in the United States and approximately 43% of the Company's net revenues were derived from international customers.  For the year ended December 31, 2008, approximately 61% of the Company's net revenues were derived from customers in the United States and approximately 39% of the Company's net revenues were derived from international customers.

At December 31, 2010, there were ten customers who comprised 74% of the outstanding accounts receivable and at December 31, 2009, there were ten customers who comprised 71% of the outstanding accounts receivable.   The Company had three customers that each accounted for more than 10% of its outstanding accounts receivable in 2010 and 2009.

The following is a schedule of revenue by geographic location (in thousands):

	For the years ended December 31,
	2010	2009	2008
North America	$20,594	$13,738	$11,502
Europe	5,812	5,008	3,497
Asia	3,942	5,027	3,619
Other	110	49	121
Total	$30,458	$23,822	$18,739

The Company purchases principally all of its silicon wafers from a single supplier located in Taiwan.